27. REVENUE (Details) - BRL (R$) R$ in Millions				12 Months Ended
		Jan. 02, 2019	[2]	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
RevenueLineItems [Line Items]
Revenue from supply of energy				R$ 26,432	R$ 26,927		R$ 24,872
Revenue from use of the electricity distribution systems (TUSD)				3,022
CVA, and Other financial components				455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers - realization	[1]			(266)
Transmission operation and maintenance revenue				280
Transmission construction revenue				201
Interest revenue arising from the financing component in the transmission contract asset				438
Generation assets - indemnity revenue
Distribution construction revenue				1,436
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession				16
Revenue on financial updating of the Concession Grant Fee				347
Energy transactions on the CCEE				154
Mechanism for the sale of surplus				234
Supply of gas				2,011
Fine for violation of service continuity indicator				(51)
Recovery of PIS/Pasep and Cofins (note 10)
Other operating revenues				1,709	1,721		1,585
Deductions on revenue				(11,722)
NET REVENUE				R$ 25,228	25,487	[2]	22,266
Restated [member]
RevenueLineItems [Line Items]
Revenue from supply of energy					26,928
Revenue from use of the electricity distribution systems (TUSD)					2,722		2,045
CVA, and Other financial components					58		1,973
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers - realization	[3]
Transmission operation and maintenance revenue					352		343
Transmission construction revenue					312		138
Interest revenue arising from the financing component in the transmission contract asset					328		311
Generation assets - indemnity revenue							55
Distribution construction revenue					980		802
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession					18
Revenue on financial updating of the Concession Grant Fee					318		321
Energy transactions on the CCEE					432		217
Supply of gas					2,298		1,995
Fine for violation of service continuity indicator					(58)		(44)
Recovery of PIS/Pasep and Cofins (note 10)					1,428
Other operating revenues					1,721		1,585
Deductions on revenue					(12,351)		(12,314)
NET REVENUE		R$ 22,299			R$ 25,486	[3],[4]	R$ 22,299	[3]

[1]	For more information, see note 9 from this financial statements.
[2]	See note 2.8.
[3]	For further details of restatement of comparative balances, see Note 2.8
[4]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component;